Fair value measurement (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of major financial instruments measured at fair value
The following table sets the major financial instruments measured at fair value, by level within the fair value hierarchy as of June 30, 2026.

		Fair Value Measurement at Reporting Date Using
	Fair Value as of June 30, 2026	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets
Long-term investments, net – equity securities	19,642	19,642	—	—
Long-term investments, net – available-for-sale debt investments	41,250	—	—	41,250

Liabilities
Warrant liabilities – public warrants	600	600	—	—
Warrant liabilities – private warrants	378	—	—	378
Accrued expenses and other current liabilities – derivative liability	67	—	—	67